Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2013	Jan. 13, 2014	Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	POS AM
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 8,739,394
Entity Common Stock, Shares Outstanding		165,263,674
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013